Taxes (Narratives) (Details 1) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Taxes
Offsetting tax benefits associated with the correlative effects of potential transfer pricing adjustments, state income taxes and timing adjustments benefit	$ 850
Net unrecognized tax benefit amount that, if recognized, would favorably affect the company's effective tax rate	3,724	$ 4,229	$ 3,902
Recognized interest expense and penalties	141	216
Recognized benefit in interest and penalties			93
Interest and penalties accrued	613	593
Decrease in Unrecognized Tax Benefits Reasonably Possible	413
Undistributed earnings of non-U.S. subsidiaries	68,100
Increase (decrease) in amount of unrecognized tax benefits	(530)
Unrecognized Tax Benefits	4,574	5,104	4,458	$ 5,672
Income tax examination
Prepaid taxes	496	$ 518
Foreign and Domestic Tax Loss/Credit Carryforward
Tax effect of foreign and domestic loss carryforwards	742
Tax effect of foreign and domestic tax credit carryforwards	$ 1,149
Minimum
Foreign and Domestic Tax Loss/Credit Carryforward
Number of years for which substantially all of tax credits and carryforwards are available	2 years
Number of years for which the majority of loss and tax credit carryforwards are available	10 years
Indian Tax Authorities
Income tax examination
Tax assessment notice amount	$ 810		$ 866
Income Tax Examination, Likelihood of Unfavorable Settlement	The company believes it will prevail on these matters and that this amount is not a meaningful indicator of liability.
Income Tax Examination, Year under Examination	2009
Prepaid taxes	$ 526